OCTOBER 31, 2002

[LOGO OMITTED - SHIELD] ABN-AMRO Asset Management

Annual Report 2002

     ABN AMRO ASSET MANAGEMENT (USA) LLC O CHICAGO CAPITAL MANAGEMENT, INC.
             MONTAG & CALDWELL, INC. O TAMRO CAPITAL PARTNERS LLC O
                          VEREDUS ASSET MANAGEMENT LLC

                                                                  ABN AMRO Funds

                                                CLASS Y & YS SHARES
                                                Institutional Money Market Funds

ABN AMRO Funds

Dear Fellow Shareholder,


The past year has been among the most difficult stock market environments we have ever experienced. Corporate accounting scandals, continued geopolitical risks and an anemic global economy all conspired to create one of the worst bear markets in recent history. While October, the final month of the period, saw a substantial rally, the month's gains were not enough to compensate for earlier losses.

As most often is the case, what troubled the stock market benefited bonds. The Federal Reserve lowered interest rates twice at the beginning of the period, sending bond prices higher and bond yields - which move in the opposite direction of bond prices - lower. As hopes for a strong economic recovery were dashed and stocks continued their volatile downward trajectory, investors flocked to the perceived safety of bonds, with many abandoning the stock market altogether.

This dichotomy points out the importance of two of the key elements of long-term investing: diversification and rebalancing. While the concept of diversification
- establishing a portfolio with set allocations for a number of different asset classes - is relatively easy to understand, rebalancing can seem counterintuitive to many investors.

In order to rebalance a portfolio, investors need to establish a schedule - quarterly or annually are common - to examine their portfolios and make sure they still adhere to their original asset class allocation. Obviously, asset classes that have performed well will now occupy a larger percentage of the portfolio, while the allocations of poorly performing sectors will have shrunk. To rebalance, an investor would sell a portion of the "hot" asset class and invest more in the "losers" in order to re-establish the original allocations. Essentially, rebalancing forces investors to buy low and sell high.

Having the fortitude to rebalance is not always easy. Long-term investing sometimes requires the discipline to buy when everyone else is selling, and the courage to sell when everyone else is buying. I see this discipline every day among our investment managers. Regardless of the market climate, they have been steadfastly adhering to their investment processes, and the results speak for themselves. ABN AMRO Funds currently has 12 funds rated three stars or higher from Morningstar*, while nine of our funds have been designated Lipper Leaders for Preservation of Capital, Consistent Return and Total Return.

We will continue to strive to exceed your expectations. Your trust is the greatest asset we hold at ABN AMRO Funds.

Sincerely,

/S/S KENNETH C. ANDERSON

Kenneth C. Anderson
President
ABN AMRO Funds


* RATINGS AS OF OCTOBER 31, 2002. FAVORABLE MORNINGSTAR AND LIPPER RATINGS DO NOT NECESSARILY INDICATE POSITIVE RETURNS. VISIT ABNAMROFUNDS.COM FOR THE MOST UP-TO-DATE PERFORMANCE INFORMATION ON THE ABN AMRO FUNDS.


ABN AMRO FUNDS ARE NO-LOAD MUTUAL FUNDS DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA) INC., KING OF PRUSSIA, PA 19406. ALTHOUGH THE FUNDS ARE NO-LOAD, OTHER FEES AND EXPENSES DO APPLY AS DESCRIBED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THIS IS NOT AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES OF ANY OF THE FUNDS DESCRIBED. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


                        Shareholder Services 800 992-8151
                 www.abnamrofunds.com ABN AMRO Asset Management
                  (USA) LLC o Chicago Capital Management, Inc.
            Montag & Caldwell, Inc. o Veredus Asset Management LLC o
                           TAMRO Capital Partners LLC

TABLE OF CONTENTS

Portfolio Manager Commentary......................   2
Schedule of Investments...........................   3
Statement of Assets and Liabilities...............   5
Statement of Operations...........................   6
Statement of Changes in Net Assets................   7
Financial Highlights..............................   8
Notes to Financial Statements.....................   9


INSTITUTIONAL MONEY MARKET FUNDS
  Institutional Prime Money Market Fund
  Institutional Treasury Money Market Fund*
  Institutional Government Money Market Fund*



NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

ABN AMRO IS A REGISTERED SERVICE MARK OF ABN AMRO HOLDING N.V. ALL RIGHTS RESERVED. ABN AMRO FUNDS ARE DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA) INC. WHICH IS NOT AN ADVISER AFFILIATE.

* As of the date of this annual report, these Funds had not yet commenced operations.

        ABN AMRO FUNDS
----------------------

INSTITUTIONAL PRIME MONEY MARKET FUND                           OCTOBER 31, 2002
PORTFOLIO MANAGER COMMENTARY
--------------------------------------------------------------------------------

                                                                Karen Van Cleave

Q.  How did the Fund perform during the fiscal year ended October 31, 2002?
---------

A. For the twelve-month period ended October 31, 2002, the Institutional Prime Money Market Fund produced a 7-day average yield of 1.65% and 1.40% for the Class Y and Class YS shares, respectively. During the same period, Class Y and Class YS shares returned 1.84% and 1.59%, respectively. By comparison, the Fund's benchmark, the iMoneyNet First Tier Institutional Average Index, returned 1.63%. The Fund's peer group, as measured by the Lipper Institutional Money Market Funds Index, returned 1.88%.

Q.  What was the investment environment like during the twelve-month period?
---------

A. At the beginning of the period, the Federal Reserve (the "Fed") lowered interest rates twice in an attempt to stimulate an economy badly shaken by the events of September 11, 2001. The first of those rate cuts came in November, when the Fed Funds target rate dropped from 2.50% to 2.00%. An additional quarter-point rate cut in December brought the rate to 1.75%, a 40-year low, where it stayed for the remainder of the period. Those historically low rates temporarily caused the yield curve to invert, meaning that short-term rates exceeded long-term rates. In early 2002, however, the market began to anticipate interest rate hikes, expecting that the Fed Funds rate would return to a more normal 3% to 4% level by year's end. In response, the yield curve reverted back to a more normal shape, with long-term rates moving higher and once again exceeding short-term rates. But when economic indicators came in at weaker-than-expected levels, fears of a double-dip recession mounted and the possibility of rate hikes were replaced with expectations that the Fed would cut rates even further. Although the Fed didn't cut rates again before the end of the period, it confirmed at its August meeting its inclination to do so, citing that the prospects for further economic weakness outweighed the threat of inflation.

Q.  What was your strategy?
---------

A. When the yield curve was inverted early in the period, we kept maturities short. But as the yield curve resumed a more positive slope and longer-term securities began to offer incrementally more attractive yields, we started to move out into longer maturities. The yield curve has kept a positive slope since then, and we have maintained our portfolio close to our targeted maximum maturity, occasionally venturing into shorter maturities only when the yield curve would briefly flatten out enough to make shorter maturities attractive. Over the course of the past twelve months, the Fund's maturities ranged from 35 to 61 days.

Q.  What's your outlook?
---------

A. We intend to maintain a position close to our targeted maximum maturity at least through the end of 2002. At that point, we will reevaluate the economic and political landscape. If the economy appears to be gaining strength, we will then consider reducing our maturities to take advantage of any rise in interest rates. In a rising interest rate environment, a shorter-maturity position can be advantageous because cash can be reinvested more quickly at prevailing higher interest rates. If the outlook remains uncertain, we will maintain exposure at the long end of our range.

[BEGIN SIDEBAR]
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                    7-DAY AVERAGE YIELD
                    -------------------
Class Y Shares              1.65%
Class YS Shares             1.40%

THE YIELD QUOTATION MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.


              AVERAGE ANNUAL
              TOTAL RETURNS
              --------------

Institutional Prime Money Market Fund -- Class Y Shares
-------------------------------------------------------
One Year                    1.84%
Five Year                    N/A
   Since Inception
   12/28/99                 4.19%

iMoneyNet First Tier Institutional Average Index
------------------------------------------------
One Year                    1.63%
Five Year                    N/A
   Since Inception*         4.01%

Lipper Institutional Money Market Funds Index
---------------------------------------------
One Year                    1.88%
Five Year                    N/A
   Since Inception*         4.24%

* INDEX RETURNS COMPUTED FROM DECEMBER 31, 1999.

Institutional Prime Money Market Fund -- Class YS Shares
--------------------------------------------------------
One Year                    1.59%
Five Year                    N/A
   Since Inception
   06/29/00                 3.56%

iMoneyNet First Tier Institutional Average Index
------------------------------------------------
One Year                    1.63%
Five Year                    N/A
   Since Inception**        3.61%

Lipper Institutional Money Market Funds Index
---------------------------------------------
One Year                    1.88%
Five Year                    N/A
   Since Inception**        3.85%

** INDEX RETURNS COMPUTED FROM JUNE 30, 2000.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
[END SIDEBAR]

        ABN AMRO FUNDS
----------------------


INSTITUTIONAL PRIME MONEY MARKET FUND                           OCTOBER 31, 2002
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper                50%
Certificates of Deposit         35%
Euro Time Deposits               6%
Repurchase Agreements            4%
Corporate Notes                  2%
GIC Within Funding Agreement     2%
Bank Note                        1%

% OF TOTAL NET ASSETS

                                                  MARKET
 PAR VALUE                                         VALUE
-----------                                       -------

COMMERCIAL PAPER (A) - 49.46%
               AIRLINES - 4.32%
               International Lease Finance
$  70,000,000    1.880%, 11/01/02 .........   $    70,000,000
   28,000,000    1.760%, 12/18/02 .........        27,935,662
                                              ---------------
                                                   97,935,662
                                              ---------------
               BANKS - 7.93%
   85,000,000  Citicorp
                 1.720%, 11/21/02 .........        84,918,778
   95,000,000  UBS Finance (DE)
                 1.890%, 11/01/02 .........        95,000,000
                                              ---------------
                                                  179,918,778
                                              ---------------
               CREDIT - 18.03%
   25,000,000  Blue Ridge Asset Funding
                 1.770%, 01/16/03 (B) .....        24,906,583
   50,000,000  Edison Asset Securitization
                 1.720%, 01/13/03 (B) .....        49,825,611
   45,000,000  Falcon Asset Securitization
                 1.780%, 12/05/02 (B) .....        44,924,350
   25,000,000  Greenwich Funding
                 1.750%, 01/24/03 (B) .....        24,897,917
               Park Avenue Receivables
   62,406,000    1.770%, 11/25/02 (B) .....        62,332,361
   30,000,000    1.770%, 01/09/03 (B) .....        29,898,225
               Quincy Capital
   30,000,000    1.790%, 11/08/02 (B) .....        29,989,558
   48,735,000    1.780%, 11/22/02 (B) .....        48,684,397
               Stellar Funding
   50,000,000    1.780%, 11/15/02 (B) .....        49,965,389
   18,843,000    1.750%, 01/27/03 (B) .....        18,763,310
   25,000,000  Variable Funding
                 1.780%, 01/06/03 (B) .....        24,918,417
                                              ---------------
                                                  409,106,118
                                              ---------------

                                                  MARKET
 PAR VALUE                                         VALUE
-----------                                       -------

               FINANCIAL SERVICES - 12.53%
$  80,000,000  Bear Stearns
                 1.760%, 11/13/02 .........   $    79,953,067
               Fountain Square Commercial
                 Funding
   40,000,000    1.870%, 11/01/02 (B) .....        40,000,000
   24,700,000    1.750%, 11/05/02 (B) .....        24,695,197
   25,000,000    1.770%, 11/07/02 (B) .....        24,992,625
   14,839,000    1.630%, 01/31/03 (B) .....        14,777,859
   25,000,000  General Electric Capital
                 1.750%, 04/16/03 .........        24,798,264
   75,000,000  Morgan Stanley Dean Witter
                 1.760%, 11/20/02 .........        74,930,333
                                              ---------------
                                                  284,147,345
                                              ---------------
               FOOD - 2.25%
   51,010,000  Unilever Capital
                 1.870%, 11/01/02 .........        51,010,000
                                              ---------------
               INSURANCE - 3.52%
   80,000,000  ING U.S. Funding
                 1.750%, 11/12/02 .........        79,957,222
                                              ---------------
               OIL & GAS - 0.88%
   20,000,000  ChevronTexaco
                 1.740%, 11/20/02 .........        19,981,633
                                              ---------------
               TOTAL COMMERCIAL PAPER
                 (Cost $1,122,056,758) ....     1,122,056,758
                                              ---------------

CERTIFICATES OF DEPOSIT - 35.23%
               BANKS - 35.23%
               Abbey National (NY)
   30,000,000    1.950%, 12/09/02 .........        30,000,000
   40,000,000    1.710%, 02/19/03 .........        40,007,263
   32,000,000  Australia New Zealand Bank (NY)
                 2.505%, 05/02/03 .........        32,000,789
   17,000,000  Bank of America
                 2.500%, 05/01/03 .........        17,000,000
   10,000,000  Bank of New York
                 2.570%, 05/13/03 .........         9,999,216
   40,000,000  Barclays Bank (NY)
                 1.820%, 01/22/03 .........        40,000,451
               Bayerische Hypo-und
                 Vereinsbank (NY)
   40,000,000    1.720%, 11/19/02 .........        40,000,000
   50,000,000    1.800%, 12/10/02 .........        50,000,000
               Bayerische Landesbank
                 Girozentrale (NY)
   32,000,000    1.770%, 04/28/03 .........        32,003,127
   45,000,000    1.770%, 06/23/03 .........        45,031,376
   48,000,000  Harris Trust & Savings Bank
                 1.750%, 11/25/02 .........        48,000,000
   40,000,000  Lloyds TBS Bank (NY)
                 1.730%, 02/10/03 .........        39,997,763
   25,000,000  National City Bank
                 1.810%, 08/25/03 .........        25,002,032
   45,000,000  Nordea Bank Finland (NY)
                 1.830%, 01/23/03 .........        45,001,028
               Rabobank Nederland (NY)
   25,000,000    2.110%, 11/25/02 .........        25,000,000
   15,000,000    1.845%, 09/19/03 .........        15,000,659
   25,000,000  Regions Bank
                 1.610%, 02/03/03 .........        25,000,000
               Royal Bank of Canada (NY)
   40,000,000    1.820%, 01/14/03 .........        39,999,955
   30,000,000    2.320%, 02/27/03 .........        30,000,961


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------

INSTITUTIONAL PRIME MONEY MARKET FUND                           OCTOBER 31, 2002
SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 PAR VALUE                                         VALUE
-----------                                       -------

               BANKS (CONTINUED)
               Royal Bank of Scotland (NY)
$  30,000,000    2.260%, 12/06/02 .........   $    30,007,299
   40,000,000    1.800%, 12/31/02 .........        39,999,273
   40,000,000  Societe Generale (NY)
                 1.880%, 12/31/02 .........        40,004,514
   35,000,000  Toronto Dominion Bank (NY)
                 1.670%, 03/20/03 .........        35,000,000
   25,000,000  Westdeutsche Landesbank (NY)
                 2.060%, 11/14/02 .........        25,000,044
                                              ---------------
                                                  799,055,750
                                              ---------------
               TOTAL CERTIFICATES OF DEPOSIT
                 (Cost $799,055,750) ......       799,055,750
                                              ---------------

EURO TIME DEPOSITS - 6.11%
   95,000,000  CDC IXIS Capital Markets
                 1.900%, 11/01/02 .........        95,000,000
   43,631,000  National City Bank
                 1.820%, 11/01/02 .........        43,631,000
                                              ---------------
               TOTAL EURO TIME DEPOSITS
                 (Cost $138,631,000) ......       138,631,000
                                              ---------------

GIC WITHIN FUNDING AGREEMENT - 2.20%
   50,000,000  New York Life Insurance Funding
                 Agreement GIC
                 1.868%, 10/02/03 .........        50,000,000
                                              ---------------
               TOTAL GIC WITHIN FUNDING AGREEMENT
                 (Cost $50,000,000) .......        50,000,000
                                              ---------------

CORPORATE NOTES - 1.41%
   19,000,000  American Express Credit
                 1.820%, 04/25/03 .........        18,999,975
   12,405,000  General Electric Capital, MTN
                 6.750%, 09/11/03 .........        12,913,784
                                              ---------------
               TOTAL CORPORATE NOTES
                 (Cost $31,913,759) .......        31,913,759
                                              ---------------

BANK NOTE - 1.10%
   25,000,000  Bank One
                 1.750%, 03/18/03 .........        25,000,000
                                              ---------------
               TOTAL BANK NOTE
                 (Cost $25,000,000) .......        25,000,000
                                              ---------------

                                                  MARKET
 PAR VALUE                                         VALUE
-----------                                       -------

REPURCHASE AGREEMENTS - 4.40%
$  88,670,414  J.P. Morgan Chase, 1.850%,
                 dated 10/31/02, matures 11/01/02,
                 repurchase price $88,674,971
                 (collateralized by U.S.
                 Government Agency
                 Instruments, total market
                 value $90,444,656) .......   $    88,670,414
   11,102,671  Morgan Stanley, 1.850%,
                 dated 10/31/02, matures 11/01/02,
                 repurchase price $11,103,242
                 (collateralized by U.S.
                 Government Agency
                 Instruments, total market
                 value $11,324,725) .......        11,102,671
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $99,773,085) .......        99,773,085
                                              ---------------
TOTAL INVESTMENTS - 99.91%
   (Cost $2,266,430,352)* .................     2,266,430,352
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.09% ..         2,042,467
                                              ---------------
NET ASSETS - 100.00% ......................   $ 2,268,472,819
                                              ===============

-----------------------------------------------
* At October 31, 2002, cost is identical for book and Federal income tax purposes.
(A)  Rate noted represents annualized discount yield at the time of purchase.
(B) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At October 31, 2002, these securities amounted to $513,571,799 or 22.64% of net assets.

(DE) Delaware
(NY) New York

  GIC Guaranteed Investment Contract
  MTN Medium Term Note

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------

                                                                OCTOBER 31, 2002
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                            INSTITUTIONAL PRIME
                                                                MONEY MARKET
                                                                    FUND
                                                            ------------------
ASSETS:
Investments:
        Investments at cost ..............................   $  2,166,657,267
        Repurchase agreements ............................         99,773,085
                                                             ----------------
          Total investments at value .....................      2,266,430,352
Cash .....................................................                180
Receivables:
        Interest .........................................          5,316,837
Other assets .............................................             68,032
                                                             ----------------
          Total assets ...................................      2,271,815,401
                                                             ----------------

LIABILITIES:
Payables:
        Dividend distribution ............................          2,415,074
        Fund shares redeemed .............................            386,870
        Due to Adviser, net ..............................            182,068
        Administration fee ...............................             95,664
        Shareholder service fees .........................             20,997
        Trustees fees ....................................             31,826
Accrued expenses and other payables ......................            210,083
                                                             ----------------
          Total liabilities ..............................          3,342,582
                                                             ----------------
NET ASSETS ...............................................   $  2,268,472,819
                                                             ================

NET ASSETS CONSIST OF:
        Paid in capital ..................................   $  2,268,505,186
        Accumulated undistributed net investment income ..              1,871
        Accumulated net realized loss on investments .....            (34,238)
                                                             ----------------
        TOTAL NET ASSETS .................................   $  2,268,472,819
                                                             ================
CLASS Y:
    Net Assets ...........................................   $  2,189,304,991
    Shares of beneficial interest outstanding ............      2,189,303,132
        NET ASSET VALUE
        Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..................   $           1.00
                                                             ================
CLASS YS:
    Net Assets ...........................................   $     79,167,828
    Shares of beneficial interest outstanding ............         79,173,021
        NET ASSET VALUE
        Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..................   $           1.00
                                                             ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------

FOR THE YEAR ENDED OCTOBER 31, 2002
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                           INSTITUTIONAL PRIME
                                                               MONEY MARKET
                                                                   FUND
                                                           -------------------
INVESTMENT INCOME:
     Interest ...........................................    $     39,156,106
                                                             ----------------
      Total investment income ...........................          39,156,106
                                                             ----------------

EXPENSES:
     Investment advisory fees ...........................           1,973,438
     Shareholder service fees(1) ........................             244,964
     Transfer agent fees ................................              85,608
     Administration fees ................................           1,042,683
     Registration expenses ..............................              19,838
     Custodian fees .....................................             111,266
     Professional fees ..................................              66,353
     Reports to shareholder expense .....................              79,874
     Trustees fees ......................................              85,516
     Other expenses .....................................              94,941
                                                             ----------------
      Net expenses ......................................           3,804,481
                                                             ----------------

NET INVESTMENT INCOME ...................................          35,351,625
                                                             ----------------

     NET INCREASE IN NET ASSETS FROM OPERATIONS .........    $     35,351,625
                                                             ================

---------------------------------------------
 (1)  Shareholder service fees are incurred at the Class YS level.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   INSTITUTIONAL PRIME MONEY MARKET FUND
                                                                          ------------------------------------------------------
                                                                             YEAR ENDED      TEN MONTHS ENDED      YEAR ENDED
                                                                          OCTOBER 31, 2002   OCTOBER 31, 2001   DECEMBER 31, 2000
                                                                          ----------------   ----------------   -----------------
NET ASSETS AT BEGINNING OF PERIOD ...................................     $  1,743,112,845   $  1,517,003,465   $      5,000,000
                                                                          ----------------   ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income ...........................................           35,351,625         70,664,316         52,393,332
                                                                          ----------------   ----------------   ----------------
    Net increase in net assets from operations ......................           35,351,625         70,664,316         52,393,332
                                                                          ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class Y ......................................................          (33,779,765)       (67,808,261)       (51,283,714)
       Class YS .....................................................           (1,571,860)        (2,856,055)        (1,109,618)
                                                                          ----------------   ----------------   ----------------
       Total distributions ..........................................          (35,351,625)       (70,664,316)       (52,393,332)
                                                                          ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sales of shares:
       Class Y ......................................................        6,148,819,177      5,243,248,465      2,979,403,443
       Class YS .....................................................          143,293,085         87,849,484        140,271,834
    Issued to shareholders in reinvestment of distributions:
       Class Y ......................................................            7,006,660         10,950,079          2,676,998
       Class YS .....................................................              193,730                 --                  3
    Cost of shares repurchased:
       Class Y ......................................................       (5,716,087,831)    (5,048,489,427)    (1,541,685,956)
       Class YS .....................................................         (329,378,303)       (67,449,221)       (68,662,857)
    Issued due to merger (Note A)
       Class Y ......................................................           98,465,020                 --                 --
       Class YS .....................................................          173,048,436                 --                 --
                                                                          ----------------   ----------------   ----------------
          Net increase from capital share transactions ..............          525,359,974        226,109,380      1,512,003,465
                                                                          ----------------   ----------------   ----------------
          Total increase in net assets ..............................          525,359,974        226,109,380      1,512,003,465
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ......................     $  2,268,472,819   $  1,743,112,845   $  1,517,003,465
                                                                          ================   ================   ================
    (A) Undistributed net investment income .........................     $          1,871   $          1,871   $          1,871
                                                                          ================   ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class Y:
       Sold .........................................................        6,148,819,177      5,243,248,495      2,979,403,443
       Issued to shareholders in reinvestment of distributions ......            7,006,660         10,950,079          2,676,998
       Repurchased ..................................................       (5,716,087,831)    (5,048,489,427)    (1,541,685,956)
       Issued due to merger (Note A) ................................           98,461,494                 --                 --
    Class YS:
       Sold .........................................................          143,293,085         87,849,484        140,271,834
       Issued to shareholders in reinvestment of distributions ......              193,730                 --                  3
       Repurchased ..................................................         (329,378,303)       (67,449,221)       (68,662,857)
       Issued due to merger (Note A) ................................          173,055,266                 --                 --
                                                                          ----------------   ----------------   ----------------
          Net increase in shares outstanding ........................          525,363,278        226,109,410      1,512,003,465
                                                                          ================   ================   ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------

INSTITUTIONAL PRIME MONEY MARKET FUND                           OCTOBER 31, 2002
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS Y

                                                                           YEAR        TEN MONTHS        YEAR          PERIOD
                                                                           ENDED          ENDED          ENDED          ENDED
                                                                         10/31/02       10/31/01       12/31/00      12/31/99(A)
                                                                       ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period ..............................    $       1.00   $       1.00   $       1.00   $       1.00
                                                                       ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ........................................            0.02           0.04           0.06           0.00(b)
                                                                       ------------   ------------   ------------   ------------
     Less distributions from net investment income ................           (0.02)         (0.04)         (0.06)          0.00(b)
                                                                       ------------   ------------   ------------   ------------
Net Asset Value, End of Period ....................................    $       1.00   $       1.00   $       1.00   $       1.00
                                                                       ============   ============   ============   ============
TOTAL RETURN ......................................................            1.84%          3.73%(1)       6.32%          0.05%(1)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...........................    $  2,189,305   $  1,651,104   $  1,445,394   $      5,000
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ..................            0.18%          0.19%          0.20%          3.39%
     After reimbursement of expenses by Adviser ...................            0.18%          0.19%          0.20%          0.20%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser ..................            1.80%          4.37%          6.46%          1.22%
     After reimbursement of expenses by Adviser ...................            1.80%          4.37%          6.46%          4.40%

--------------------------------------------------------------------------------
CLASS YS

                                                                                          YEAR        TEN MONTHS       PERIOD
                                                                                          ENDED          ENDED          ENDED
                                                                                        10/31/02       10/31/01      12/31/00(C)
                                                                                      ------------   ------------   ------------
Net Asset Value, Beginning of Period ...........................................      $       1.00   $       1.00   $       1.00
                                                                                      ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .....................................................              0.02           0.03           0.03
                                                                                      ------------   ------------   ------------
     Less distributions from net investment income .............................             (0.02)         (0.03)         (0.03)
                                                                                      ------------   ------------   ------------
Net Asset Value, End of Period .................................................      $       1.00   $       1.00   $       1.00
                                                                                      ============   ============   ============
TOTAL RETURN ...................................................................              1.59%          3.52%(1)       3.20%(1)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ........................................      $     79,168   $     92,009   $     71,609
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser ...............................              0.43%          0.44%          0.45%
     After reimbursement of expenses by Adviser ................................              0.43%          0.44%          0.45%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser ...............................              1.55%          4.12%          6.23%
     After reimbursement of expenses by Adviser ................................              1.55%          4.12%          6.23%

-----------------------------------------------
(1)   Not Annualized.
(a)   ABN AMRO Institutional Prime Money Market Fund -- Class Y commenced investment operations on December 28, 1999.
(b)   Represents less than $0.005 per share.
(c)   ABN AMRO Institutional Prime Money Market Fund -- Class YS commenced investment operations on June 29, 2000.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO FUNDS
----------------------

                                                                OCTOBER 31, 2002
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE (A) FUND ORGANIZATION: ABN AMRO Funds (the "Former Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated September 17, 1992. The Former Trust was registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with 18 separate portfolios (the "Predecessor Funds").

During September 2001, the net assets of the constituent portfolios of the Former Trust were either transferred or merged with the newly created or existing funds (the "Funds") of Alleghany Funds (the "Trust") which was organized as a Delaware business trust under a Declaration of Trust dated September 10, 1993. The Trust is also registered under the 1940 Act and operates as an open-end management investment company that is comprised of 27 separate portfolios.

Pursuant to an agreement and plan of reorganization approved by the Board of Trustees of the Former Trust on August 24, 2001, the assets and liabilities of the Predecessor Funds were transferred on September 26, 2001 in tax-free business transactions to newly formed portfolio series of the same name of the Trust. The Institutional shares and Institutional Service shares of the Funds were exchanged for Class Y and Class YS shares of the respective portfolio of the Trust. There were no changes with respect to rights and privileges of each share class as a result of the reorganization. Immediately following the transfer of assets and liabilities, the Trust changed its name to ABN AMRO Funds.

Three Funds are included in these financial statements: ABN AMRO Institutional Prime Money Market Fund (the "Fund"), ABN AMRO Institutional Treasury Money Market Fund and ABN AMRO Institutional Government Money Market Fund (the "Funds"). ABN AMRO Institutional Treasury Money Market Fund and ABN AMRO Institutional Government Money Market Fund have not yet commenced operations as of October 31, 2002.

FUND ACQUISITION

On June 10, 2002, the Fund acquired all of the net assets of Independence One Prime Money Market Fund, a portfolio of the Independence One Mutual Funds ("Acquired Fund") pursuant to a plan of reorganization approved by the Board of Trustees on December 21, 2001. The acquisition was accomplished by a tax-free exchange of shares, as shareholders of the Acquired Fund exchanged their shares at net asset value for shares of the Fund.

Accordingly, approximately 98,461,494 Class Y shares and 173,055,266 Class K shares of the Acquired Fund (valued at $98,465,020 and $173,048,436, respectively) were exchanged for 98,461,494 Class Y shares and 173,055,266 Class YS shares, of the Fund.

The net assets of the Acquired Fund were combined with the net assets of the Fund on the acquisition date and included no unrealized appreciation or depreciation on investments and $34,238 in capital loss carryforward. The aggregate net assets of the Fund immediately before and after the acquisition were $2,018,053,667 and $2,289,567,123, respectively.

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

(1) SECURITY VALUATION: All securities, with the exception of repurchase agreements and guaranteed investment contracts ("GICs"), are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income. Repurchase agreements are valued at cost and GICs are valued at cost plus accrued interest, which approximate fair value.

(2) REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by ABN AMRO Asset Management
(USA) LLC, the Fund's Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

        ABN AMRO FUNDS
----------------------

                                                                OCTOBER 31, 2002
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

(3) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is generally determined using the identified cost method.

(4) FEDERAL INCOME TAXES: The Fund has elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and to distribute substantially all of its net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2002, the Fund had available realized capital losses to offset future net capital gains through fiscal year ended:

                           AMOUNT           EXPIRATION DATE
                          --------         -----------------
                           $33,848               2005
                               244               2007
                               146               2008

(5) MULTI-CLASS OPERATIONS: Each class offered by the Fund has equal rights as to assets. Income, non-class specific expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses include shareholder service fees and reports to shareholder expense.

(6) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE (C)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: The Fund declares dividends daily from net investment income. The Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. Differences in dividends per share between classes of the Fund are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences.

Permanent differences between book and tax basis reporting for the Fund for the 2002 fiscal year have been identified and appropriately reclassified as indicated below. These reclassifications have no impact on net assets.

                       ACCUMULATED NET
                        REALIZED LOSS       PAID IN CAPITAL
                        ---------------     ---------------
                          $(34,238)              $34,238

Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. The tax character of ordinary income distributions paid during the year ended October
31, 2002 and the ten months ended October 31, 2001 were $36,433,624 and $67,175,136, respectively.

As of October 31, 2002, the components of distributable earnings on a tax basis for the Fund were as follows:

                        CAPITAL LOSS         UNDISTRIBUTED
                        CARRYFORWARD        ORDINARY INCOME
                        ------------        ---------------
                          $(34,238)            $2,416,945

NOTE (D) SHARES OF BENEFICIAL INTEREST: The Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value.

NOTE (E) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: ABN AMRO Asset Management (USA) LLC (the "Adviser") provides the Fund with investment advisory services. Under terms of the Fund's investment advisory agreement fees are accrued daily and paid monthly, based on an annual rate of 0.10% of average daily net assets. The Adviser was contractually obligated to waive management fees and/or reimburse expenses to maintain total annual operating expenses through September 30, 2002 at 0.18% for Class Y shares and 0.43% for Class YS shares. Effective October 1, 2002, the Adviser is contractually obligated to waive management fees and/or reimburse expenses to maintain total annual operating expenses through September 30, 2003 at 0.20% for Class Y shares and 0.45% for Class YS shares.

        ABN AMRO FUNDS
----------------------

                                                                OCTOBER 31, 2002
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------
ABN AMRO Investment Fund Services, Inc. (the "Administrator"), provides the Fund with various administrative services. Under terms of the Fund's administration agreement, administration and custody liaison fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets and a fixed charge that varies according to the size of the Fund. The fee arrangements are as follows:

  ADMINISTRATION                            CUSTODY
       FEES                ANNUAL RATE    LIAISON FEES           ANNUAL RATE
  --------------           -----------    ------------           -----------
First $2 billion              0.060%     First $100 million        $10,000
$2 billion to $12.5 billion   0.050      Next $400 million          15,000
Over $12.5 billion            0.045      Over $500 million          20,000

The Administrator has entered into a sub-administration agreement with PFPC Inc. ("PFPC") to provide certain administrative services to the Fund. Under terms of the Fund's sub-administration agreement, sub-administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets, as follows:

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $2 billion              0.045%
$2 billion to $3 billion      0.040
$3 billion to $8 billion      0.030
$8 billion to $12 billion     0.025
Over $12 billion              0.020

Custody liaison fees are fixed at an annual rate of $10,000.

ABN AMRO Distribution Services (USA) Inc. (the "Distributor") serves as principal underwriter and distributor of the Fund's shares. Pursuant to a shareholder servicing plan (the "Plan") adopted by the Fund, the Distributor is paid a fee up to 0.25% of the average daily net assets of the Class YS shares for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses.

The Trust does not compensate its officers or affiliated Trustees. The Trust pays each unaffiliated Trustee $5,000 per Board of Trustees' meeting attended and an annual retainer of $5,000 and reimburses each unaffiliated Trustee for out-of-pocket expenses.

NOTE (F) CREDIT AGREEMENT: The Credit Agreement, amended December 13, 2001, provides the Trust with a revolving credit facility up to $50 million utilizing J.P. Morgan Chase & Co. The facility is shared by the Funds and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual commitment fee is 0.18% of the unused portion of the facility and the interest rate is equivalent to the Federal Funds Rate plus 0.45%. Borrowings must be repaid within 30 days. At October 31, 2002, there were no borrowings outstanding against the line of credit.

        ABN AMRO FUNDS
----------------------

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of ABN AMRO Funds


We have audited the accompanying statement of assets and liabilities including the schedule of investments of the Institutional Prime Money Market Fund (one of the funds comprising ABN AMRO Funds (the "Trust")) as of October 31, 2002, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Institutional Prime Money Market Fund at October 31, 2002, and the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP

Chicago, Illinois
December 18, 2002

        ABN AMRO FUNDS
----------------------


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Information pertaining to the Trustees and officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function. The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request.

                                                                                   NUMBER OF
                                   TERM OF                                       PORTFOLIOS IN
                                 OFFICE1 AND                                      FUND COMPLEX         OTHER TRUSTEESHIPS/
     NAME, ADDRESS, AGE AND       LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY            DIRECTORSHIPS
     POSITION(S) WITH TRUST      TIME SERVED       DURING PAST FIVE YEARS           TRUSTEE             HELD BY TRUSTEE
     ----------------------      -----------       -----------------------       -------------         -------------------

DISINTERESTED TRUSTEES
----------------------

Leonard F. Amari                    9 years    Partner at the law offices of Amari &   27       President and Trustee, Lawyers
c/o 161 North Clark Street                     Locallo, a practice with exclusive               Trust Fund of Illinois; Board
Chicago, IL 60601                              concentration in real estate taxation            Member, United Community Bank
Age: 60                                        and related areas, since 1987; Special           of Lisle.
Trustee                                        Assistant Attorney General since 1986;
                                               Adjunct Faculty, Oakton Community
                                               College since 1995.

Arnold F. Brookstone(2)(3)          1 year     Retired. Executive Vice President,      27                    None.
c/o 161 North Clark Street                     Chief Financial Officer and Planning
Chicago, IL 60601                              Officer of Stone Container
Age: 72                                        Corporation (pulp and paper
Trustee                                        business), 1991-1996.

Robert Feitler(2)                   1 year     Retired. Former President and Chief     27       Chairman of Executive Committee,
c/o 161 North Clark Street                     Operating Officer, Weyco Group, Inc.,            Board of Directors, Weyco Group,
Chicago, IL 60601                              1968-1996.                                       Inc. (men's footwear);
Age: 71                                                                                         Director, Strattec Security
Trustee                                                                                         Corporation (automobile parts).

Robert A. Kushner                   3 years    Retired. Vice President, Secretary      27                    None.
c/o 161 North Clark Street                     and General Counsel at Cyclops
Chicago, IL 60601                              Industries, Inc., 1976-1992.
Age: 66
Trustee

Gregory T. Mutz                     9 years    President and CEO of UICI (NYSE:UCI)    27       Chairman of the Board of AMLI
c/o 161 North Clark Street                     (an insurance holding company) since 1999;       Residential Properties Trust
Chicago, IL 60601                              formerly, CEO of AMLI Residential                (NYSE:AML) (a Multifamily REIT),
Age: 56                                        Properties Trust (NYSE:AML), 1981-1998.          a successor company to AMLI
Trustee                                                                                         Realty Co.

Robert B. Scherer                   3 years    President of The Rockridge Group, Ltd., 27       Director, Title Reinsurance
c/o 161 North Clark Street                     (title insurance industry consulting             Company (insurance for title
Chicago, IL 60601                              services) since 1994.                            agents).
Age: 61
Trustee

Nathan Shapiro                      9 years    President of SF Investments, Inc.       27       Director, Baldwin & Lyons, Inc.
c/o 161 North Clark Street                     (broker/dealer and investment banking            (property and casualty insurance
Chicago, IL 60601                              firm) since 1971; President of SLD Corp.         firm); Director, DVI, Inc.
Age: 66                                        (management consultants) since 1977.             (financial firm).
Trustee

        ABN AMRO FUNDS
----------------------

                                                                OCTOBER 31, 2002
ADDITIONAL INFORMATION - CONTINUED
--------------------------------------------------------------------------------

                                                                                   NUMBER OF
                                   TERM OF                                       PORTFOLIOS IN
                                 OFFICE1 AND                                      FUND COMPLEX         OTHER TRUSTEESHIPS/
     NAME, ADDRESS, AGE AND       LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY            DIRECTORSHIPS
     POSITION(S) WITH TRUST      TIME SERVED       DURING PAST FIVE YEARS           TRUSTEE             HELD BY TRUSTEE
     ----------------------      -----------       -----------------------       -------------         -------------------

Denis Springer                      3 years    Retired. Senior Vice President and      27                    None.
c/o 161 North Clark Street                     Chief Financial Officer of Burlington
Chicago, IL 60601                              Northern Santa Fe Corp. (railroad),
Age: 56                                        1995-1999
Trustee

INTERESTED TRUSTEES(4)
----------------------
Stuart D. Bilton, CFA               9 years    President and Chief Executive Officer   27       Director, Baldwin & Lyons, Inc.;
c/o 161 North Clark Street                     of ABN AMRO Asset Management                     The UICI Companies;
Chicago, IL 60601                              Holdings, Inc. since 2001; President of          Veredus Asset Management LLC;
Age: 56                                        Alleghany Asset Management, Inc. from            TAMRO Capital Partners LLC.
                                               Chairman, Board of Trustees 1996-2001
                                               (purchased by ABN AMRO (Chief Executive
                                               Officer) in February 2001).

James Wynsma(2)                     1 year     Retired. Chairman of ABN AMRO Asset     27                    None
c/o 161 North Clark Street                     Management (USA) LLC, January
Chicago, IL 60601                              2000 to February 2001; President &
Age: 66                                        CEO, May 1999 to December 1999.
Trustee                                        Vice Chairman of LaSalle Bank N.A.
                                               and head of its Trust and Asset
                                               Management department, 1992-2000.

OFFICER(S) WHO ARE NOT TRUSTEES
-------------------------------
Kenneth C. Anderson                 9 years    President of ABN AMRO Investment        N/A                   N/A
c/o 161 North Clark Street                     Fund Services, Inc. (formerly known as
Chicago, IL 60601                              Alleghany Investment Services, Inc.)
Age: 38                                        since 1993; Executive Vice President of
President (Chief Operating Officer)            ABN AMRO Asset Management (USA)
                                               LLC since 2001; Director, ABN AMRO
                                               Trust Services Company since 2001;
                                               Director, Veredus Asset Management
                                               LLC and TAMRO Capital Partners LLC
                                               since 2001; officer of the Trust since
                                               1993; CPA.

Gerald F. Dillenburg                6 years    Senior Managing Director ("SMD") of     N/A                   N/A
c/o 161 North Clark Street                     ABN AMRO Investment Fund Services,
Chicago, IL 60601                              Inc. (formerly known as Alleghany
Age: 35                                        Investment Services, Inc.) since 1996;
Senior Vice President, Secretary               SMD of ABN AMRO Asset Management
and Treasurer (Chief Financial                 Holdings, Inc., ABN AMRO Asset
Officer and Compliance Officer)                Management (USA) LLC and Chicago
                                               Capital Management, Inc. since 2001;
                                               operations manager and compliance
                                               officer of all mutual funds since
                                               1996; CPA.

Debra Bunde Reams                   3 years    Vice President of Montag & Caldwell,    N/A                   N/A
c/o 161 North Clark Street                     Inc., since 1996; Chartered
Chicago, IL 60601                              Financial Analyst.
Age: 39
Vice President

        ABN AMRO FUNDS
----------------------


ADDITIONAL INFORMATION - CONTINUED
--------------------------------------------------------------------------------

                                                                                   NUMBER OF
                                   TERM OF                                       PORTFOLIOS IN
                                 OFFICE1 AND                                      FUND COMPLEX         OTHER TRUSTEESHIPS/
     NAME, ADDRESS, AGE AND       LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY            DIRECTORSHIPS
     POSITION(S) WITH TRUST      TIME SERVED       DURING PAST FIVE YEARS           TRUSTEE             HELD BY TRUSTEE
     ----------------------      -----------       -----------------------       -------------         -------------------
William Long                       10 months   Vice President of Montag & Caldwell,    N/A                   N/A
c/o 161 North Clark Street                     Inc. since 2000; former Vice
Chicago, IL 60601                              President and Director of Sales for
Age: 41                                        First Capital Group, First Union
Vice President                                 National Bank, 1996-2000.

-------------------------------------------------------------------
1   Trustees serve for an indefinite term until the earliest of: (i) removal by two-thirds of the Board of Trustees or shareholders,
    (ii) resignation,  death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 72 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board of  Trustees,  (ii)  resignation,  death or  incapacity,  (iii) the election and qualification of their successor, in accordance with the By-Laws of the Trust.
2   This person is a former Trustee of ABN AMRO Funds, a  Massachusetts  business trust,  which was  reorganized  into the Alleghany
    Funds, a Delaware  business trust in September 2001.  Pursuant to this  reorganization,  the Alleghany Funds changed its name to
    "ABN AMRO Funds."
3   Mr. Brookstone retired as Trustee of ABN AMRO Funds effective November 1, 2002.
4   "Interested  person" of the Trust as defined in the 1940 Act. Mr.  Bilton is considered an  "interested  person"  because of his affiliations with ABN AMRO Asset Management (USA) LLC and related entities,  which act as the Funds'  investment  advisers.  Mr.
    Wynsma is considered an "interested person" because of his prior positions with ABN AMRO Asset Management (USA) LLC.

ABN AMRO Funds

  TRUSTEES

  Leonard F. Amari*
  Stuart D. Bilton, Chairman
  Arnold F. Brookstone*
  Robert Feitler*
  Robert A. Kushner*
  Gregory T. Mutz*
  Robert B. Scherer*
  Nathan Shapiro*
  Denis Springer*
  James Wynsma

  *UNAFFILIATED TRUSTEE


  ADVISERS

  ABN AMRO Asset Management (USA) LLC
  161 North Clark Street
  Chicago, IL 60601

  Chicago Capital Management, Inc.
  161 North Clark Street
  Chicago, IL 60601

  Montag & Caldwell, Inc.
  3455 Peachtree Road, NE, Suite 1200
  Atlanta, GA 30326

  TAMRO Capital Partners LLC
  1660 Duke St.
  Alexandria, VA 22314

  Veredus Asset Management LLC
  One Paragon Centre
  6060 Dutchmans Lane, Suite 320
  Louisville, KY 40205


  SHAREHOLDER SERVICES

  ABN AMRO Funds
  P.O. Box 9765
  Providence, RI 02940


  DISTRIBUTOR

  ABN AMRO Distribution Services (USA) Inc.
  760 Moore Road
  King of Prussia, PA 19406


  OFFICERS

  Kenneth C. Anderson, President
  Gerald F. Dillenburg, Senior Vice President,
     Secretary and Treasurer
  William Long, Vice President
  Debra Bunde Reams, Vice President
  Michael A. Cozzi, Assistant Treasurer
  Laura M. Hlade, Assistant Treasurer
  Marc J. Peirce, Assistant Secretary


  CUSTODIAN

  J.P. Morgan Chase
  3 Chase MetroTech Center, 8th Floor
  Brooklyn, NY11245


  LEGAL COUNSEL

  Vedder, Price, Kaufman & Kammholz
  222 N. LaSalle Street
  Chicago, IL 60601


  INDEPENDENT AUDITORS

  Ernst & Young LLP
  Sears Tower
  233 S. Wacker Drive
  Chicago, IL 60606


THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

ABAN-02-3